Cover	Jan. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2021
Entity File Number	000-55036
Entity Registrant Name	Netcapital Inc.
Entity Central Index Key	0001414767
Entity Tax Identification Number	87-0409951
Entity Incorporation, State or Country Code	UT
City Area Code	781
Local Phone Number	925-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	Not Applicable